Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2025
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Changes in Treasury Shares

(shares, in millions of Won)	2024			2025
	Number of shares	Amount		Number of shares	Amount
Beginning	8,695,023	￦	1,889,658	7,003,598	￦	1,550,862
Acquisition of treasury shares	255,428		92,311	—		—
Retirement of treasury shares	(1,946,853)		(431,107)	(1,691,425)		(374,546)

Ending	7,003,598	￦	1,550,862	5,312,173	￦	1,176,316